Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5. PROPERTY AND EQUIPMENT
The components of property and equipment are as follows:

	2009	2010
Buildings	23,764	9,815
Leasehold improvements	1,958,100	2,258,501
Machinery and equipment	165,895	182,792
Furniture, fixtures and office equipment	400,909	544,852
Construction in progress	6,136	56,805

	2,554,804	3,052,765

Less: Accumulated depreciation	(649,497)	(948,372)

Property and equipment, net	1,905,307	2,104,393

Depreciation expenses incurred for the years ended December 31, 2008, 2009 and 2010 were RMB 195,632, RMB 281,890 and RMB 314,923 respectively.
Included in leasehold improvements was accumulated capitalized interest of RMB 3,916 as of December 31, 2009 and 2010.